Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Fee income from insurance contracts	$ 1,169	$ 1,175
Distribution fees	868	959
Fund management and other asset-based fees	4,922	4,981
Administrative service and other fees	1,087	887
Total fee income	$ 8,046	$ 8,002